Share-Based Payment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2023
Share-Based Payment [Line Items]
Fee		$ 1,000,000
Percentage of cash		50.00%
Percentage of cash to exchange ordinary shares		50.00%
Issued at per share		$ 9.28
RedChip Companies, Inc. [Member]
Share-Based Payment [Line Items]
Number of ordinary shares issued	15,000
Ordinary shares issued, price per share	$ 18.07